Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
VAT recoverable	12,454	25,004	3,625
Prepaid expense	8,553	9,679	1,403
Prepayment for property and equipment (1)	19,000	34,000	4,930
Investment buyback receivable (2)	30,000	30,000	4,350
Advance to Weiliantong (3)	86,858	-	-
Loan receivable (4)	8,000	15,000	2,175
Other receivables	544	1,487	216
Prepaid expenses and other current assets	165,409	115,170	16,699

(1)	The Company subsequently terminated the related purchases after December 31, 2022 and the prepayment balance of RMB 34 million was fully refunded and collected by the Company as the date of report.

(2)	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.

(3)	The balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 4), which was subsequently offset against acquisition consideration.

(4)	On October 20, 2021, the Company lent RMB 8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022，Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.